Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments, Measured at Fair Value on a Recurring and Non-recurring Basis
As at December 31, 2018, the carrying amount and fair value of the Company’s financial instruments were as follows:

	Level 1 $		Level 2 $		Level 3 $
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash equivalents:
Commercial paper	—	—	4,994	4,994	—	—
Repurchase agreements	—	—	60,000	60,005	—	—
Marketable securities:
U.S. term deposits	127,500	128,241	—	—	—	—
U.S. federal bonds	230,898	231,299	—	—	—	—
Canadian federal bonds	19,967	19,962	—	—	—	—
Corporate bonds and commercial paper	—	—	1,180,622	1,182,437	—	—

Liabilities:
Derivative liabilities:
Foreign exchange forward contracts	—	—	12,216	12,216	—	—
As at December 31, 2017, the carrying amount and fair value of the Company’s financial instruments were as follows:

	Level 1 $		Level 2 $		Level 3 $
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash equivalents:
Corporate bonds and commercial paper	—	—	9,965	9,965	—	—
Marketable securities:
U.S. term deposits	65,000	65,284	—	—	—	—
U.S. federal bonds	119,074	119,057	—	—	—	—
Canadian federal bonds	19,945	19,940	—	—	—	—
Corporate bonds and commercial paper	—	—	592,343	593,554	—	—
Derivative assets:
Foreign exchange forward contracts	—	—	4,503	4,503	—	—

Liabilities:
Derivative liabilities:
Foreign exchange forward contracts	—	—	795	795	—	—